Note 9 - Stock-based Compensation - Black-scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average expected volatility	93.50%	94.50%	84.40%
Expected term (in years) (Year)	6 years 25 days	6 years 21 days	6 years 18 days
Risk free interest rate	2.55%	2.09%	1.45%
Expected dividend yield	0.00%	0.00%	0.00%